RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 21, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Principal amount		$ 535,000
Bonus expense settled with promissory notes		593,450	$ 0
Repayment to related party		(0)	120,997
Previous Owners Of Edge View [Member]
Related Party Transaction [Line Items]
Due from related party		4,979	4,979
Chairman [Member]
Related Party Transaction [Line Items]
Short-term advances		120,997
Chief Executive Officer [Member] | Alex Cunningham [Member]
Related Party Transaction [Line Items]
Principal amount	$ 460,000
Chief Executive Officer [Member] | Matthew T. Shafer [Member]
Related Party Transaction [Line Items]
Principal amount	122,550
Chairman [Member] | Daniel Thompson [Member]
Related Party Transaction [Line Items]
Principal amount	460,000
Promissory Notes [Member]
Related Party Transaction [Line Items]
Principal amount	$ 1,085,703
Bonus expense settled with promissory notes		$ 593,450	$ 492,253
Interest rate	5.00%
Maturity date	Jun. 30, 2026